Short-Term Investments - Schedule of Fair Value Disclosure (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Fair Value Disclosure [Line Items]
Marketable securities	$ 261,824,029	¥ 1,783,257,278	¥ 2,062,818,597
Level 1 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities		1,783,257,278	2,062,818,597
Level 2 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities
Level 3 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities